Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued payroll and related expenses	$ 1,223	$ 1,607	$ 1,080
Accrued research and development expenses	1,098	185
Accrued other		641	462
Accrued professional fees	612	436
Accrued other	124	20
Total accrued expenses	$ 3,057	$ 2,248	$ 1,542